Tax matters	12 Months Ended
Dec. 31, 2017
Tax matters
Tax matters

27.  Tax matters

a)Consolidated Tax Group

Pursuant to current legislation, the Consolidated Tax Group includes Banco Santander  (as the Parent) and the Spanish subsidiaries that meet the requirements provided for in Spanish legislation regulating the taxation of the consolidated profits of corporate groups (as the controlled entities). Banco Popular and its Spanish subsidiaries are taxed in 2017, likewise, in a tax consolidation system, incorporating themselves as subsidiaries to the Consolidated Tax Group in 2018.

The other Group companies file income tax returns in accordance with the tax regulations applicable to them.

b)Years open for review by the tax authorities

In 2015 notification was received of the final agreed payments relating to the assessments arising from the outcome of the tax audit of the Consolidated Tax Group of the years 2005 to 2007, which were signed partly on an uncontested basis and partly on a contested basis. As the Parent of the Consolidated Tax Group, in accordance with the advice of its external lawyers, Banco Santander, S.A. considers that the aforementioned final agreed payments should not have a material impact on the consolidated financial statements as there are sound defense arguments in relation to the appeals filed against them. As a result, no provision has been recognized in this connection. As regards the tax inspections relating to prior years, in 2016 notified of the execution agreement was received of the Supreme Court judgment on the years 2001 and 2002, without a material impact on the consolidated financial statements.

Also, in 2014 an audit by the tax authorities was initiated at the Consolidated Tax Group in relation to the years up to 2011, and the Consolidated Tax Group has the years subject to that audit and the subsequent years up to and including 2017 open for review in relation to the main taxes applicable to it. Likewise, the aid recovery procedure for the EC decision of October 15, 2014 related to the deduction of the financial goodwill in indirect acquisitions commenced in 2017.

Regarding Banco Popular and subsidiaries integrated in its own Tax Group, exercises 2010 to 2017 inclusive are subject to review. In 2017, partial-scope verification and investigation proceedings have been initiated in relation to the 2016.

The other entities have the corresponding years open for review, pursuant to their respective tax regulations.

Because of the possible different interpretations which can be made of the tax regulations, the outcome of the tax audits of the years reviewed and of the open years might give rise to contingent tax liabilities which cannot be objectively quantified. However, the Group's tax advisers consider that it is unlikely that such tax liabilities will arise, and that in any event the tax charge arising therefrom would not materially affect the Group's consolidated financial statements.

c)Reconciliation

The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognized and the detail of the effective tax rate are as follows:

	Millions of euros
	2017	2016	2015

Consolidated profit (loss) before tax:
From continuing operations	12,091	10,768	9,547
From discontinued operations	—	—	—
	12,091	10,768	9,547
Income tax at tax rate applicable in Spain (30%)	3,628	3,230	2,864
By the effect of application of the various tax rates applicable in each country (*)	539	312	158
Of which:
Brazil	656	396	300
United Kingdom	(78)	(63)	(146)
United States	68	94	156
Chile	(48)	(54)	(60)
Effect of profit or loss of associates and joint ventures	(211)	(133)	(111)
Effect of deduction of goodwill in Brazil	(164)	(184)	(133)
Effect of reassessment of deferred taxes	(282)	(20)	30
Reversal of tax liabilities (**)	—	—	(1,071)
Permanent differences	374	77	476
Current income tax	3,884	3,282	2,213

Effective tax rate	32.12%	30.48%	23.18%

Of which:
Continuing operations	3,884	3,282	2,213
Discontinued operations	—	—	—
Of which:
Current taxes	3,777	1,493	4,070
Deferred taxes	107	1,789	(1,857)
Taxes paid in the year	4,137	2,872	2,205

(*)Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

(**)Effect of tax liabilities reversal of Banco Santander (Brazil), S.A. regarding tax litigation related to social contributions PIS and COFINS (see Note 25.e).

d)Tax recognized in equity

In addition to the income tax recognized in the consolidated income statement, the Group recognized the following amounts in consolidated equity in 2017, 2016 and 2015:

	Millions of euros
	2017	2016	2015

Other comprehensive income
Items not reclassified to profit or loss	60	364	(231)
Actuarial gains or (-) losses on defined benefit pension plans	60	364	(231)
Items that may be reclassified to profit or loss	—	(694)	448
Cash flow hedges	108	(136)	51
Financial assets available for sale	(97)	(552)	384
Debt instruments	(366)	(368)	418
Equity instruments	269	(184)	(34)
Other recognized income and expense of investments in subsidiaries, joint ventures and associates	(11)	(6)	13
Total	60	(330)	217

e)Deferred taxes

Tax assets in the consolidated balance sheets includes debit balances with the Public Treasury relating to deferred tax assets. Tax liabilities includes the liability for the Group’s various deferred tax liabilities.

On June 26, 2013, the Basel III legal framework was included in European law through Directive 2013/36 (CRD IV) and Regulation 575/2013 on prudential requirements for credit institutions and investment firms (CRR), directly applicable in every Member State as from January 1, 2014, albeit with a gradual timetable with respect to the application of, and compliance with, various requirements.

This legislation establishes that deferred tax assets, the use of which relies on future profits being obtained, must be deducted from regulatory capital.

In this regard, pursuant to Basel III, in recent years several countries have amended their tax regimes with respect to certain deferred tax assets so that they may continue to be considered regulatory capital since their use does not rely on the future profits of the entities that generate them (referred to hereinafter as "monetizable tax assets").

Italy had a very similar regime to that described above, which was introduced by Decree-Law no. 225, of December 29, 2010, and amended by Law no. 10, of February 26, 2011.

In addition, in 2013 in Brazil, by means of Provisional Measure no. 608, of February 28, 2013 and, in Spain, through Royal Decree-Law 14/2013, of November 29 confirmed by Law 27/2014, of November 27 tax regimes were established whereby certain deferred tax assets (arising from provisions to allowances for loan losses in Brazil and provisions to allowances for loan losses, provisions to allowances for foreclosed assets and provisions for pension and pre-retirement obligations in Spain) may be converted into tax receivables in specific circumstances. As a result, their use does not rely on the entities obtaining future profits and, accordingly, they are exempt from deduction from regulatory capital.

In 2015 Spain completed its regulations on monetizable tax assets with the introduction of a financial contribution which will involve the payment of 1.5% for maintaining the right to monetize which will be applied to the portion of the deferred tax assets that qualify under the legal requirements as monetizable assets generated prior to 2016.

In a similar manner, Italy, by decree of May 3, 2016 has introduced a fee of 1.5% annually to maintain the monetizable of part of the deferred tax assets.

The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at December 31, 2017, 2016 and 2015 is as follows:

	Millions of euros
	2017		2016		2015
	Monetizable		Monetizable		Monetizable
	(*)(**)	Other	(*)	Other	(*)	Other

Tax assets:	11,046	12,164	9,649	11,615	8,887	13,158
Tax losses and tax credits	—	4,457	—	4,934	—	4,808
Temporary differences	11,046	7,707	9,649	6,681	8,887	8,351
Of which:
Non-deductible provisions	—	2,336	—	1,645	—	1,631
Valuation of financial instruments	—	530	—	1,042	—	2,231
Loan losses	7,461	1,159	6,082	940	5,330	827
Pensions	3,585	723	3,567	641	3,557	475
Valuation of tangible and intangible assets	—	1,077	—	537		686

Tax liabilities:	—	4,837	—	5,694	—	5,565
Temporary differences	—	4,837	—	5,694	—	5,565
Of which:
Valuation of financial instruments	—	1,207	—	1,105	—	896
Valuation of tangible and intangible assets	—	1,256	—	1,916	—	1,727
Investments in Group companies	—	808	—	1,265	—	1,249

(*)Not deductible from regulatory capital.

(**)Banco Popular has requested the conversion of part of its monetizable assets given the circumstances of the aforementioned regulations are applied.

The Group only recognizes deferred tax assets for temporary differences or tax loss and tax credit carryforwards where it is considered probable that the consolidated entities that generated them will have sufficient future taxable profits against which they can be utilized.

The deferred tax assets and liabilities are reassessed at the reporting date in order to ascertain whether any adjustments need to be made on the basis of the findings of the analysis performed.

These analyses take into account, inter alia: (i) the results generated by the various entities in prior years, (ii) each entity or tax group’s projected earnings, (iii) the estimated reversal of the various temporary differences, based on their nature, and (iv) the period and limits established by the legislation of each country for the recovery of the various deferred tax assets, thereby concluding on each entity or tax group’s ability to recover its recognized deferred tax assets.

The projected earnings used in these analyses are based on the financial budgets approved by the Group’s directors for the various entities applying constant growth rates not exceeding the average long-term growth rate for the market in which the consolidated entities operate, in order to estimate the earnings for subsequent years considered in the analyses.

Relevant information is set forth below for the main countries which have recognized deferred tax assets:

Spain

The deferred tax assets recognized at the Consolidated Tax Group total €10,494 million, of which €5,874 million were for monetizable temporary differences with the right to conversion into a credit against the Public Finance, €1,516 million for other temporary differences and €3,104 million for tax losses and credits.

On the other hand, deferred tax assets recognized by the Popular Group amount to €3,340 million, from which €2,036 million have arisen as a result of monetizable temporary differences with the right to convert to a credit against the Public Treasury, as has been mentioned above (including the €486 million whose conversion has already been requested in 2017). The resting amount mainly belongs to other temporary differences.

The Group estimates that the recognized deferred tax assets for temporary differences will be recovered in a maximum period of 15 years. This period would also apply to the recovery of the recognized tax loss and tax credit carryforwards.

Brazil

The deferred tax assets recognized in Brazil total €5,591 million, of which €2,939 million were for monetizable temporary differences, €2,277 million for other temporary differences and €375 million for tax losses and credits.

The Group estimates that the recognized deferred tax assets for temporary differences, tax losses and credits will be recovered in approximately 10 years.

United States

The deferred tax assets recognized in the United States total €1,205 million, of which €310 million were for temporary differences and €895 million for tax losses and credits.

The Group estimates that the recognized deferred tax assets for temporary differences will be recovered before 2027. The recognized tax loss and tax credit carryforwards will be recovered before 2029.

Mexico

The net deferred tax assets recognized in Mexico total €480 million, substantially all of which were for temporary differences.

The Group estimates that substantially all the recognized deferred tax assets for temporary differences will be recovered in 3 years.

The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

	Millions of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisition	Balances at
	December 31,	(Charge)/	and other	valuation	for the year	December 31,
	2016	Credit to income	items	adjustments	(net)	2017

Deferred tax assets	21,264	(675)	(756)	(1)	3,378	23,210
Tax losses and tax credits	4,934	(279)	(205)	—	7	4,457
Temporary differences	16,330	(396)	(551)	(1)	3,371	18,753
Of which: monetizable	9,649	(185)	(455)	—	2,037	11,046
Deferred tax liabilities	(5,694)	568	414	19	(144)	(4,837)
Temporary differences	(5,694)	568	414	19	(144)	(4,837)
	15,570	(107)	(342)	18	3,234	18,373

	Millions of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2015	to income	items	adjustments	(net)	2016
Deferred tax assets	22,045	(1,311)	1,355	(551)	(274)	21,264
Tax losses and tax credits	4,808	194	110	—	(178)	4,934
Temporary differences	17,237	(1,505)	1,245	(551)	(96)	16,330
Of which: monetizable	8,887	49	713	—	—	9,649
Deferred tax liabilities	(5,565)	(478)	98	(26)	277	(5,694)
Temporary differences	(5,565)	(478)	98	(26)	277	(5,694)
	16,480	(1,789)	1,453	(577)	3	15,570

	Millions of euros
			Foreign
			currency
			balance	(Charge)/Credit
			translation	to asset and
	Balances at		differences	liability	Acquisitions	Balances at
	December 31,	(Charge)/Credit	and other	valuation	for the year	December 31,
	2014	to income	items	adjustments	(net)	2015
Deferred tax assets	22,164	2,330	(2,831)	356	26	22,045
Tax losses and tax credits	5,650	(449)	(399)	—	6	4,808
Temporary differences	16,514	2,779	(2,432)	356	20	17,237
Of which: monetizable	8,444	1,199	(794)	38	—	8,887
Deferred tax liabilities	(4,527)	(473)	(200)	(73)	(292)	(5,565)
Temporary differences	(4,527)	(473)	(200)	(73)	(292)	(5,565)
	17,637	1,857	(3,031)	283	(266)	16,480

Also, the Group did not recognize deferred tax assets relating to tax losses, tax credits for investments and other incentives amounting to approximately €7,550 million, the use of which €370 million is subject, among other requirements, to time limits.

f)Tax reforms

The following significant tax reforms were approved in 2017 and previous years:

The Tax Cuts and Jobs Act (the 2017 Act) was approved in the United States on December 22, 2017. The main amendments introduced in this tax regulation affect the US corporate tax rates, some business-related exclusions and deductions and credits. Likewise, this amendment will entail an international tax impact for many companies that operate internationally. The main impact is derived from the decrease in the federal tax rate that will be reduced from 35% to 21%, which will affect both the amount and estimation of the recoverability of deferred tax assets and liabilities during 2017 as well as the profit after tax from 2018. The estimated impact on the Group, arisen from the affected subsidiaries, which was already recorded as at December 31, 2017, did not represent a significant amount in the attributable profit.

On December 29, 2017, Law No. 27430 on the reform of the Argentine tax system was published, whose main measures entered into force on January 1, 2018, therefore it had no effect on the Group's accounts in 2017. Among other measures, it is established a gradual reduction of the income tax from the 35% applicable until 2017, to 30% in 2018 and 2019, and up to 25% in 2020 and ahead, which is complemented by a dividend withholding of 7% for those distributed with a charge to 2018 and 2019 financial years, and 13% if distributed with a charge to 2020 onwards.

On December 2016, the Royal Decree-Law 3-2016 had been approved in Spain in December 2016 under which the following tax measures had been adopted with application in 2016: (i) The limit for the integration of deferred monetizable tax assets, as well as for set-off for the negative tax base has been reduced( the limit has been reduced from 70% to 25% of the tax base), (ii) this regulation sets out a new limit of 50% of the tax rate for the application of deductions in order to avoid double taxation, (iii) this regulation also sets out the compulsory impairment reversion for deductible participations in previous years by one fifths independently from the recovery of the participated, and (iv)  the regulation finally includes the non-deductibility of the losses generated from the transmission of participations performed from January 1, 2017.

The effects of this reform for the Consolidated Tax Group had been: (i) the consolidation in 2016 of deferred tax assets for impairment of non-deductible participations, in a non significant amount; (Ii) the integration in 2016 tax base and the next four fiscal years of a minimum reversal of the impairment of investments in shares that were tax deductible in years prior to 2013, will not have an adverse effect on the accounts for 2016 and 2017, since there are no legal restrictions on the availability of shares; (Iii) the slowdown in the consumption of credits for monetizable deferred tax assets; And negative tax bases and (iv) the limitation of the application of deductions to avoid double taxation, all this makes provision for an increase in the amount of taxes payable in Spain in the coming years by the consolidated tax group.

In the United Kingdom, a progressive reduction was approved regarding the tax rate of the Corporate Tax, from 20% to 17% from April 1, 2020. The applicable rate from April 1, 2017 is of 19%. Also in 2015, a surcharge of 8% on the standard income tax rate for bank profits was approved. This surcharge will be applied from January 1, 2016. In addition, from 2015 customer remediation payments are no longer considered to be tax-deductible.

In Brazil there was also an increase in the rate of the Brazilian social contribution tax on net income (CSL) from 15% to 20% (applicable from September 1, 2015), as a result of which the income tax rate (25%) plus the CSL rate total 45%.

In Poland, the introduction of a tax on certain bank assets at a monthly rate of 0.0366%, which comes into force in 2016, was approved.

As a consequence of the Chilean tax reform that was approved in Chile in 2012, the tax rate applicable in 2017 was 25.5% (24% in 2016 and it will be 27% in 2018).

g)Other information

In compliance with the disclosure requirement established in the Listing Rules Instrument 2005 published by the UK Financial Conduct Authority, it is hereby stated that shareholders of the Bank resident in the United Kingdom will be entitled to a tax credit for taxes paid abroad in respect of withholdings that the Bank has to pay on the dividends to be paid to such shareholders if the total income of the dividend exceeds the amount of exempt dividends of GBP 2,000 for the year 2017/18. The shareholders of the Bank resident in the United Kingdom who hold their ownership interest in the Bank through Santander Nominee Service will be informed directly of the amount thus withheld and of any other data they may require to complete their tax returns in the United Kingdom. The other shareholders of the Bank resident in the United Kingdom should contact their bank or securities broker.

Banco Santander, S.A. is part of the Large Business Forum and has adhered since 2010 to the Code of Good Tax Practices in Spain. Also Santander UK Plc. is a member of the HMRC’s Code of Practice on Taxation in the United Kingdom, actively participating in both cases in the cooperative compliance programs being developed by these Tax Administrations.